Contingencies - Additional Information (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2013	Jun. 30, 2015
Antitrust, Unfair Competition, And Overcharge Class Actions | United States
Loss Contingencies [Line Items]
Accrual for loss contingency, ending balance		$ 200.0
Contingencies Disclosed in Contingencies Note
Loss Contingencies [Line Items]
Accrual for disclosed loss contingencies, current, ending balance		614.0
Accrual for disclosed loss contingencies, noncurrent, ending balance		20.0
Amount not accrued for estimated maximum losses for disclosed loss contingencies		$ 1,600.0
Patent And Intellectual Property Claims | US State District Court | Microsoft, Plaintiff
Loss Contingencies [Line Items]
Damages awarded value	$ 14.5